Commitments and Contingencies (Tables)	12 Months Ended
Jan. 31, 2019
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Summary of Minimum Commitments under Operating Lease Agreements

As at January 31, 2019, the Company’s minimum commitments under operating lease agreements were as follows:

Total amount
Less than 1 year	$34.9
1-3 years	61.5
4-5 years	49.0
More than 5 years	104.1
Total	$249.5

Summary of Breakdown of Outstanding Amounts by Country and Local Currency between Independent Dealers and Distributors with Third Party Finance Companies

The breakdown of outstanding amounts by country and local currency between the Company’s independent dealers and distributors with third-party finance companies were as follows:

	Currency	January 31, 2019	January 31, 2018
Total outstanding as at	CAD	$1,998.1	$1,576.9
United States	USD	$1,107.2	$877.4
Canada	CAD	$422.3	$386.6
Europe	Euro	€ 39.8	€ 38.1
Australia and New Zealand	AUD	$62.4	$53.6
Latin America	USD	$0.8	$0.3